Financial Instruments - Schedule of Carrying Value and Fair Value of Financial Instruments by Categories (Details) - USD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	$ 6,944	$ 7,346
Financial assets at fair value through profit or loss mandatory	305	241
Financial assets at fair value through OCI equity instruments designated upon initial recognition	26	23
Financial assets at fair value through OCI mandatory	2,089	1,411
Financial assets total carrying value	9,364	9,021
Financial assets total fair value	9,395	9,061
Financial liabilities amortised cost	3,256	2,441
Financial liabilities at fair value through profit or loss mandatory	110	125
Financial liabilities total carrying value	3,366	2,566
Financial liabilities total fair value	3,366	2,566
Trade Payables
Disclosure Of Financial Instruments [Line Items]
Financial liabilities amortised cost	545	362
Financial liabilities total carrying value	545	362
Financial liabilities total fair value	545	362
Lease liabilities
Disclosure Of Financial Instruments [Line Items]
Financial liabilities amortised cost	722	728
Financial liabilities total carrying value	722	728
Financial liabilities total fair value	722	728
Derivative Financial Instruments
Disclosure Of Financial Instruments [Line Items]
Financial liabilities at fair value through profit or loss mandatory	8	8
Financial liabilities total carrying value	8	8
Financial liabilities total fair value	8	8
Financial Liability Under Option Arrangements
Disclosure Of Financial Instruments [Line Items]
Financial liabilities at fair value through profit or loss mandatory	86	95
Financial liabilities total carrying value	86	95
Financial liabilities total fair value	86	95
Other Liabilities Including Contingent Consideration
Disclosure Of Financial Instruments [Line Items]
Financial liabilities amortised cost	1,989	1,351
Financial liabilities at fair value through profit or loss mandatory	16	22
Financial liabilities total carrying value	2,005	1,373
Financial liabilities total fair value	2,005	1,373
Cash and Cash Equivalents
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	2,305	3,380
Financial assets total carrying value	2,305	3,380
Financial assets total fair value	2,305	3,380
Liquid Mutual Funds | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory	266	205
Financial assets total carrying value	266	205
Financial assets total fair value	266	205
Certificates of Deposit
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	452
Certificates of Deposit | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through OCI mandatory	452
Financial assets total carrying value	452
Financial assets total fair value	452
Unquoted Compulsorily Convertible Debentures
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	1	1
Unquoted Compulsorily Convertible Debentures | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory	1	1
Financial assets total carrying value	1	1
Financial assets total fair value	1	1
Unquoted Equity and Preference Securities
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	29	25
Unquoted Equity and Preference Securities | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory	3	2
Financial assets at fair value through OCI equity instruments designated upon initial recognition	26	23
Financial assets total carrying value	29	25
Financial assets total fair value	29	25
Unquoted Investments Others
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	19	10
Unquoted Investments Others | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory	19	10
Financial assets total carrying value	19	10
Financial assets total fair value	19	10
Trade Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	2,995	2,639
Financial assets total carrying value	2,995	2,639
Financial assets total fair value	2,995	2,639
Unbilled Revenue
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	838	489
Financial assets total carrying value	838	489
Financial assets total fair value	838	489
Prepayments and Other Assets
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	526	544
Financial assets total carrying value	526	544
Financial assets total fair value	514	531
Derivative Financial Instruments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory	16	23
Financial assets at fair value through OCI mandatory	3	3
Financial assets total carrying value	19	26
Financial assets total fair value	19	26
Quoted Debt Securities | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	280	294
Financial assets at fair value through OCI mandatory	1,634	1,408
Financial assets total carrying value	1,914	1,702
Financial assets total fair value	$ 1,957	$ 1,755